Summary of Significant Accounting Policies - Contract Balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable
Beginning balance	$ 28,127,346	$ 27,254,634
Increase/(decrease), net	(6,644,244)	872,712
Ending balance	21,483,102	28,127,346
Deferred Revenue
Beginning balance	3,331,511	3,887,908
(Decrease) Increase, net	(1,388,343)	(556,397)
Ending balance	1,943,168	3,331,511
Revenue recognized, included in the balance of deferred revenue	$ 3,301,256	$ 3,862,177